Information by business segment and by geographic area - Adjusted EBITDA reconciled to net income (loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Information by business segment and by geographic area
Net income (loss) attributable to Vale's stockholders	$ 7,586	$ 995	$ 13,132	$ 1,234
Loss attributable to noncontrolling interests	(49)	(76)	(118)	(154)
Net income (loss) from continuing operations	7,537	919	13,014	1,080
Depreciation, depletion and amortization	849	807	1,580	1,622
Income taxes	2,073	145	3,883	(504)
Financial results	(350)	485	(273)	2,770
Equity results and other results in associates and joint ventures	454	535	470	701
Dividends received and interest from associates and joint ventures	43	77	121	152
Impairment and disposal of non-current assets	432	403	593	432
Adjusted EBITDA	$ 11,038	$ 3,371	$ 19,388	$ 6,253